Balance Sheet Components - Accrued Compensation and Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
Accrued Compensation
Accrued salaries and benefits	$ 3,234	$ 2,330	$ 1,610
Accrued bonuses	10,369	15,338	9,924
Accrued commissions	7,896	11,856	8,094
Employee stock purchase plan withholdings	3,861	0	0
Accrued compensation related taxes and other	6,894	3,852	2,526
Total accrued compensation	32,254	33,376	22,154
Accrued Liabilities and Other Liabilities [Abstract]
Accrued taxes	2,241	1,585	965
Deferred real estate costs	523	47	338
Accrued professional costs	2,196	2,147	2,448
Customer deposits	252	301	256
Deferred sublease income	1,266	861	0
Accrued self-insurance costs	938	746	1,407
Other	8,254	4,231	5,759
Total other accrued liabilities	$ 15,670	$ 9,918	$ 11,173